Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstarct]
schedule of Share Option of Black-Scholes Option Pricing Model	For the year ended June 30, 2024, we recorded an expense of $1,872. The range of assumptions used in determining the fair value of the share option was as follows:
June 30, 2024
Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

We valued the warrants at the values shown below using the Black-Scholes option pricing model. The range of assumptions used in determining the fair value of the warrants were as follows:
	Year Ended June 30, 2024	Period November 29, 2022 to June 30, 2023
Value of warrants	$1,342,750	$21,000
Expected term in years	3 to 5 years	5 years
Risk-free interest rate	4.00% to 4.64%	3.29% to 4.26%
Annual expected volatility	300.0%	300.0%
Dividend yield	0.00%	0.00%

Schedule of Activity related to Share Option	Activity related to the share option for the year ended June 30, 2024 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2023	-	$-
Activity during the year ended June 30, 2024:
Options granted	50,000	2.00
Outstanding, June 30, 2024	50,000	2.00
Exercisable, end of period	-	$2.00	6.9	$0

Schedule of Activity Related to the Warrants	Activity related to the warrants for the period November 29, 2022 through June 30, 2023 and the year ended June 30, 2024 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning	—	—
Granted during the period November 29, 2022 through June 30, 2023	21,000	$1.00
Outstanding, June 30, 2023	21,000	$1.00
Granted during the year ended June 30, 2024:
To Boustead	92,750	$1.00
To private placement investors	1,250,000	$1.00
Outstanding, June 30, 2024	1,363,750	$1.00
Exercisable, end of period	1,363,750	$1.00	2.2	$0